Derivative Instruments (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	17	61
Cash Flow Hedge Open Derivative Instrument Liabilities At Fair Value	0
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	41	130
Realized	0	(69)
Non-hedge derivative gain and movement on bonds	41	61
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	3		1
Nonhedge accounted liabilities	(162)		(176)
Derivative Assets Current	3		1
Derivative Liabilities, Noncurrent	(162)		(176)
Derivative Assets	3		1
Derivative Liabilities	(162)		(176)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income, Effective Portion, Net	0	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	0	37
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(55)
Changes in fair value and other movements recognised	0	15
Reclassification adjustments before tax	0	37
Reclassification adjustments - after tax	0	24
Accumulated other comprehensive income as of March 31	(3)	(3)
Accumulated Other Comprehensive income as of March 31, Net of tax	(2)	(2)	(2)	(22)
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease	0	(4)
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	3
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	619	733	575	1,100
Short-term debt	(44)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,684)		(1,730)
Long-term debt at fair value	(847)		(872)
Investment in marketable equity securites - available for sale	124		124
Investment in marketable debt securities - held to maturity	12		13
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	101		89
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	0	(90)
Realized	0	9
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Currency [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized	0	(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Commodity [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	0	175
Realized	0	(78)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Currency [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized	0	1
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	14	48
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Warrant [Member] | Equity [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	3	(3)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	24	0
Product Sales [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	0	37
Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income, Effective Portion, Net	0	0
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(162)		(176)
Derivative Liabilities, Noncurrent	(162)		(176)
Warrant [Member] | Equity [Member]
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	3
Warrant [Member] | Equity [Member] | Derivative Assets, Current [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	3		1
Derivative Assets Current	3		1
Gold [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1		(52)
Changes in fair value and other movements recognised		15
Reclassification adjustments before tax		37
Accumulated other comprehensive income as of March 31		0
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognised	0	0
Reclassification adjustments before tax	0	0
Accumulated other comprehensive income as of March 31	(3)	(3)
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	619		575
Restricted cash	37		43
Short-term debt	(44)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,684)		(1,730)
Long-term debt at fair value	(847)		(872)
Derivatives	(159)		(175)
Investment in marketable equity securites - available for sale	124		124
Investment in marketable debt securities - held to maturity	12		13
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	101		89
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	619		575
Restricted cash	37		43
Short-term debt	(44)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,939)		(2,059)
Long-term debt at fair value	(847)		(872)
Derivatives	(159)		(175)
Investment in marketable equity securites - available for sale	124		124
Investment in marketable debt securities - held to maturity	14		14
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	$ 101		$ 89